CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 97,540	$ 68,136
Marketable securities (amortized cost of $384,320 and $296,243, as of December 31, 2022 and 2021, respectively)		374,589	294,530
Short-term bank deposits		75,254	53,248
Accounts receivable, net of allowance for credit losses of $836 and $1,107, as of December 31, 2022 and 2021, respectively		26,997	20,236
Prepaid expense and other receivables		15,094	12,938
Inventories		39,897	21,026
TOTAL CURRENT ASSETS		629,371	470,114
NON-CURRENT ASSETS:
Accounts receivable net of allowance for credit losses of $482 and $0 as of December 31, 2022 and 2021, respectively		3,973	768
Deferred income tax assets		3,094	1,334
Operating lease right-of-use assets		5,073	4,321
Property and equipment, net		2,298	1,404
Other investments		600	600
TOTAL NON-CURRENT ASSETS		15,038	8,427
TOTAL ASSETS		644,409	478,541
CURRENT LIABILITIES:
Accounts payable		16,242	8,779
Contract liabilities		13,798	13,805
Other liabilities		51,980	29,266
TOTAL CURRENT LIABILITIES		82,020	51,850
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	3,959	2,751
Other liabilities		303	4,831
Operating lease liabilities		3,509	3,307
TOTAL NON-CURRENT LIABILITIES		7,771	10,889
TOTAL LIABILITIES		89,791	62,739
InMode Ltd. Shareholders' equity:
Ordinary shares, NIS 0.01 par value, authorized 100,000,000 shares at December 31, 2022 and 2021. Issued 84,519,994 and 83,875,905 shares at December 31, 2022 and 2021, respectively. Outstanding 82,544,991 and 82,978,115 shares at December 31, 2022 and 2021, respectively.		241	239
Additional paid-in capital		148,803	122,698
Retained earnings		495,507	333,987
Accumulated other comprehensive loss		(7,493)	(1,319)
Less treasury shares, at cost: 1,975,003 and 897,790 ordinary shares at December 31, 2022 and 2021, respectively		(82,440)	(39,803)
TOTAL SHAREHOLDERS’ EQUITY		554,618	415,802
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 644,409	$ 478,541

[1]	As of December 31, 2022, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2024 and the rest in year 2025-2026.